Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Significant Of Accounting Policies [Line Items]
Impairment loss on goodwill	$ 0	$ 0	$ 0
Business tax	39,909	33,859	26,692
Total advertising expenses	41,952	29,725	28,960
Government subsidies received	1,437	1,196	971
Aggregate amounts denominated in RMB	$ 451,676	$ 415,897
MaxEn [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	65.00%
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years